Share-Based Compensation - Summary Of Stock Option, And Share Appreciation Rights (Details) - Two Thousand And Nineteen Lions Gate Plan - Stock Option And Share Appreciation Rights
$ / shares in Units, shares in Millions, $ in Millions
12 Months Ended
Mar. 31, 2024 USD ($) $ / shares shares
Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, beginning balance | shares	4.3
Forfeited or expired (in shares) | shares	(1.9)
Number of Shares, ending balance | shares	2.4
Number of Shares, Vested or expected to vest | shares	2.4
Number of Shares, Exercisable | shares	2.4
Outstanding, weighted average exercise price (in USD per share), beginning Balance	$ 26.35
Options exercised, weighted average exercise price (in USD per share)	7.7
Forfeited or expired, weighted average exercise price (in USD per share)	30.81
Outstanding, weighted average exercise price (in USD per share), ending balance	22.96
Weighted- Average Exercise Price Vested or expected to vest	22.96
Weighted- Average Exercise Price Exercisable Exercised Forfeited or expired	$ 22.96
Weighted- Average Remaining Contractual Term Ending	2 years 6 months 3 days
Weighted- Average Remaining Contractual Term Vested or expected to vest	2 years 6 months 3 days
Weighted- Average Remaining Contractual Term	2 years 6 months 3 days
Aggregate Intrinsic Value Ending | $	$ 0.1
Aggregate Intrinsic Value Vested or expected to vest | $	0.1
Aggregate Intrinsic Value Exercisable | $	$ 0.1
Common Class B
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, beginning balance | shares	19.0
Granted (in shares) | shares	0.3
Options exercised (in shares) | shares	(0.1)
Forfeited or expired (in shares) | shares	(2.1)
Number of Shares, ending balance | shares	17.1
Number of Shares, Vested or expected to vest | shares	17.0
Number of Shares, Exercisable | shares	16.4
Outstanding, weighted average exercise price (in USD per share), beginning Balance	$ 15.5
Granted, weighted average exercise price (in USD per share)	8.88
Options exercised, weighted average exercise price (in USD per share)	7.11
Forfeited or expired, weighted average exercise price (in USD per share)	27.72
Outstanding, weighted average exercise price (in USD per share), ending balance	13.92
Weighted- Average Exercise Price Vested or expected to vest	13.94
Weighted- Average Exercise Price Exercisable Exercised Forfeited or expired	$ 14.16
Weighted- Average Remaining Contractual Term Ending	5 years 1 month 13 days
Weighted- Average Remaining Contractual Term Vested or expected to vest	5 years 1 month 9 days
Weighted- Average Remaining Contractual Term	4 years 11 months 15 days
Aggregate Intrinsic Value Ending | $	$ 5.9
Aggregate Intrinsic Value Vested or expected to vest | $	5.9
Aggregate Intrinsic Value Exercisable | $	$ 5.6